UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  5/31

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Strategic High Yield Tax Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.4%
Alabama 0.3%
Mobile, AL, Infirmary Health Systems Special Care Facilities Financing Authority Revenue, Series A, 0.15% ***, 2/1/2040, LOC: Bank of Nova Scotia	1,600,000	1,600,000
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	1,787,580
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	1,703,820

		5,091,400
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	3,850,440
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,445,105
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power:
5.75%, 9/1/2029	2,250,000	2,279,970
Series A, 6.375%, 9/1/2029	5,000,000	5,064,950
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, 144A, AMT, 4.9%, 3/1/2028	5,000,000	4,883,900

		20,524,365
California 9.5%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	10,461,500
Series F-1, 5.5%, 4/1/2043	10,000,000	10,660,600
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	9,849,700
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	4,704,150
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/2047	1,665,000	1,179,752
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	5,237,628
5.5%, 3/1/2040	5,130,000	5,343,716
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	10,139,600
5.0%, 6/1/2037	10,000,000	10,001,700
5.0%, 11/1/2037	9,145,000	9,146,738
5.0%, 12/1/2037	5,000,000	5,000,950
5.0%, 4/1/2038	2,650,000	2,644,090
5.75%, 4/1/2031	23,360,000	25,397,226
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	10,782,244
Series I-1, 6.375%, 11/1/2034	5,000,000	5,436,700
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	596,043
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	6,035,000	6,094,324
Novato, CA, Multi-Family Housing Revenue, Nova-Ro Corp. III Senior Housing Project, 0.3% ***, 10/1/2032, LOC: Bank of The West	2,615,000	2,615,000
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,226,372
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,148,749
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	10,910,536
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,468,712

		153,046,030
Colorado 1.8%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	1,938,960
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,458,455
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	879,310
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	9,698,920
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	1,948,360
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	6,577,718
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,001,200
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,444,985

		28,947,908
Connecticut 1.9%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	21,886,200
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,071,320
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,254,276
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031 *	7,295,000	2,415,083
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010 *	2,000,000	628,000
Series B, 144A, Zero Coupon, 9/1/2011 *	2,000,000	628,000
Series B, 144A, Zero Coupon, 9/1/2012 *	2,000,000	595,000
Series B, 144A, Zero Coupon, 9/1/2013 *	2,000,000	572,820
Series B, 144A, Zero Coupon, 9/1/2014 *	2,000,000	539,540
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012 *	1,000,000	330,000

		30,920,239
Delaware 0.0%
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	792,600
Florida 7.6%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	335,000	309,051
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	6,260,000	5,253,204
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,415,000	1,305,238
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,500,000	7,732,280
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039	1,715,000	1,374,384
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	17,820,000	13,598,798
Florida, Village Community Development District No. 9, Special Assessment Revenue, 7.0%, 5/1/2041	2,000,000	2,093,480
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,060,297
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	36,394
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	84,919
Series G, 5.125%, 11/15/2022	2,205,000	2,366,230
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	90,985
Series G, 5.125%, 11/15/2023	2,245,000	2,388,523
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	218,363
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029 (a)	6,625,000	8,372,609
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,724,958
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	8,100,000	8,158,077
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	10,052,400
Series A-1, 5.5%, 10/1/2041	5,000,000	5,143,700
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041 (a)	5,000,000	5,105,300
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	3,780,560
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	4,744,600
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	952,950
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,555,800
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	8,631,900
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,358,700
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	7,428,160
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,491,735
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2024	1,000,000	1,059,570
5.0%, 8/15/2025	5,000,000	5,242,550

		122,715,715
Georgia 3.5%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,676,870
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	5,058,321
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	968,694
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC (a)	10,000,000	10,497,700
Series A, 6.25%, 11/1/2034	10,000,000	11,033,300
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	7,543,800
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	5,583,050
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 (a)	10,000,000	10,624,200
Series A, 5.5%, 9/15/2024	2,440,000	2,388,150
Georgia, Municipal Electric Authority, Power Revenue:
Series 2005-Z, 5.5%, 1/1/2012	115,000	116,531
Series Z, ETM, 5.5%, 1/1/2012	30,000	30,531

		56,521,147
Guam 0.9%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	10,485,037
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,320,514
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	2,920,380

		14,725,931
Hawaii 1.9%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	15,359,400
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,230,280
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	10,499,820
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,660,400

		30,749,900
Illinois 5.9%
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	10,651,253
Series B, 6.0%, 1/1/2041	12,095,000	13,147,144
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	177,247
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	11,000,000	10,222,520
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	3,998,700
7.25%, 2/15/2045	4,000,000	3,945,320
Illinois, Finance Authority Revenue, Park Place of Elmhurst:
Series D-3, 6.25%, 8/15/2015	1,505,000	1,469,046
Series A, 8.125%, 5/15/2040	8,000,000	7,803,440
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	5,000,000	5,203,400
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,304,262
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	7,819,351
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series D-3, 6.0%, 5/15/2017	1,000,000	997,990
Series A, 7.75%, 5/15/2030	1,675,000	1,676,792
Series A, 8.0%, 5/15/2040	1,000,000	1,008,520
Series A, 8.0%, 5/15/2046	3,500,000	3,529,820
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,168,221
Series A, 5.875%, 2/15/2038	500,000	443,560
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	8,000,000	7,618,640
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	3,774,295
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,677,150
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 6.0%, 6/1/2028	6,405,000	6,565,830

		95,202,501
Indiana 0.5%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,667,138
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	812,310
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A, 7.25%, 7/1/2033 *	3,000,000	1,044,750
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	921,980
8.0%, 9/1/2041	4,000,000	4,266,480

		8,712,658
Iowa 0.7%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,019,870
6.0%, 6/1/2039	2,000,000	2,031,460
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	3,391,833
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	4,328,750

		10,771,913
Kansas 0.8%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	4,733,888
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,134,396
Wichita, KS, Hospital & Healthcare Revenue, Series 3, 5.5%, 11/15/2025	1,000,000	1,012,320
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,410,000	3,476,427
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	2,985,000	3,089,803

		13,446,834
Kentucky 1.3%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare, Series A, 6.625%, 10/1/2028	1,195,000	1,196,195
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	15,339,150
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC (a)	3,635,000	3,851,428
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	961,890

		21,348,663
Louisiana 2.5%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,259,458
Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,031,450
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,227,689
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,183,660
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	2,687,550
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,044,150
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	14,000,000	13,354,320

		39,788,277
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,050,220
Maryland 2.1%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,135,914
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	4,318,650
Series B, 5.25%, 12/1/2031	3,400,000	2,203,098
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036 (b)	3,250,000	3,215,225
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	5,535,500
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center:
Series A, 5.0%, 7/1/2037	5,005,000	4,328,074
6.25%, 7/1/2031	2,500,000	2,606,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,659,760
6.0%, 1/1/2028	6,100,000	6,250,914

		33,253,135
Massachusetts 3.6%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035 *	8,805,000	6,256,921
AMT, 8.0%, 9/1/2035 *	960,000	335,146
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	1,250,000	1,262,425
Series A, 7.875%, 6/1/2044	1,250,000	1,268,025
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	2,800,000	3,088,176
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,525,000	3,074,047
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,311,281
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/2035	2,300,000	1,283,515
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,489,198
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,506,795
Series E-1, 5.125%, 7/1/2038	1,500,000	1,460,430
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	3,870,000	3,873,328
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,254,185
Series E, 5.0%, 7/15/2032	3,250,000	2,862,308
Series E, 5.0%, 7/15/2037	2,750,000	2,324,080
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	370,514
Series F, 5.75%, 7/1/2029	1,480,000	1,480,340
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	6,984,380
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	4,768,000
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	3,671,320

		57,924,414
Michigan 2.0%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,156,920
7.125%, 11/15/2043	1,500,000	1,394,235
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority, Zero Coupon, 7/1/2012	3,150,000	3,083,409
Detroit, MI, Sewer Disposal Revenue, Series D, 0.765% **, 7/1/2032, INS: AGMC	1,595,000	1,109,211
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	827,410
5.5%, 5/15/2036	1,000,000	775,540
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,264,100
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	6,318,473
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Motion Picture Studios, Recovery Zone Project, Series A, 144A, 7.0%, 8/1/2040	6,000,000	6,114,900

		32,044,198
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	5,865,530
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	4,250,000	4,273,715
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,035,120
Series A, 6.5%, 9/1/2032	2,620,000	2,784,903

		16,959,268
Missouri 0.8%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	1,899,160
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	929,810
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series C-3, 6.5%, 5/15/2015	1,925,000	1,927,387
Series A, 8.25%, 5/15/2039	1,000,000	1,037,440
Series A, 8.25%, 5/15/2045	2,850,000	2,951,232
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,390,027

		13,135,056
Nebraska 0.4%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,535,415
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,525,450
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	2,980,800

		7,041,665
Nevada 0.7%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: FGIC, NATL	4,830,000	5,264,507
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2030 *	6,000,000	9,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	4,733,400
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	1,900,780

		11,907,687
New Hampshire 1.3%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	952,148
Series A, 5.4%, 1/1/2030	550,000	491,089
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	5,868,789
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,761,049
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	615,000	615,148
5.625%, 7/1/2018	1,615,000	1,542,131
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	4,853,100
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,035,560

		21,119,014
New Jersey 3.0%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,008,890
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,086,584
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023, INS: NATL	1,770,000	1,855,810
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,430,375
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	11,570,000	11,376,318
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,289,240
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 5.5%, 6/15/2041	7,000,000	7,448,980
New Jersey, Tobacco Settlement Financing Corp.:
Series 1-A, 4.75%, 6/1/2034	16,240,000	10,735,777
Series 1-A, 5.0%, 6/1/2029	15,965,000	11,754,870

		48,986,844
New Mexico 0.4%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	7,203,825
New York 2.9%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.17% ***, 7/1/2038, LOC: TD Bank NA	3,230,000	3,230,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	2,858,160
Series A, 5.75%, 11/15/2022	1,500,000	1,573,770
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	870,000	909,907
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	1,987,180
New York, State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.0%, 3/15/2041	10,000,000	10,619,200
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	5,892,240
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,031,360
New York City, NY, Industrial Development Agency, Civic Facility Revenue, NY Psychotherapy & Counseling Center, 0.19% ***, 6/1/2038, LOC: JPMorgan Chase Bank	2,845,000	2,845,000
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	1,470,000	1,472,646
AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	3,000,000	3,071,400
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,519,575
New York, NY, General Obligation, Series B2, 0.22% ***, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,500,000	2,500,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	887,000

		47,397,438
North Carolina 0.5%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,477,376
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,048,500
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,272,000
North Carolina, Piedmont Triad Airport Authority Revenue, Series A, 0.19% ***, 7/1/2032, LOC: Branch Banking & Trust	3,450,000	3,450,000

		8,247,876
Ohio 0.5%
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Foundation Project:
6.125%, 1/1/2031	2,100,000	2,088,030
6.625%, 1/1/2046	2,500,000	2,528,275
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	2,941,470

		7,557,775
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	6,662,695
Oregon 0.7%
Clackamas County, OR, North Clackamas School District No. 12, Series B, 5.0%, 6/15/2023, INS: AGMC (a)	10,420,000	11,662,168
Pennsylvania 2.8%
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	3,897,382
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	995,770
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,011,320
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,467,275
Series A, 5.5%, 8/15/2035	6,500,000	6,232,850
Pennsylvania, Economic Development Finance Authority, US Airways Group, Series B, 8.0%, 5/1/2029, GTY: US Airways, Inc.	1,000,000	1,028,460
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,576,305
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, Series A, AMT, 6.125%, 11/1/2021	700,000	708,029
Pennsylvania, State Turnpike Commission Revenue, Series A, 6.5%, 12/1/2036	6,385,000	7,235,993
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,101,933
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	3,014,700
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	8,320,300

		45,590,317
Puerto Rico 6.0%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,750,000	25,847,592
Commonwealth of Puerto Rico, General Obligation, Series A, 6.0%, 7/1/2038	7,200,000	7,267,464
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	10,576,400
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2032	5,500,000	5,282,915
Series TT, 5.0%, 7/1/2037	4,000,000	3,764,960
Series XX, 5.25%, 7/1/2040	6,665,000	6,485,978
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.25%, 7/1/2022	5,000,000	5,577,400
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	4,570,000	4,609,805
Series A, 5.75%, 8/1/2037	2,130,000	2,207,234
Series A, 6.5%, 8/1/2044	10,000,000	10,949,700
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	8,614,300
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	7,720,000	5,396,589

		96,580,337
South Carolina 0.9%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,500,540
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	1,000,000	953,610
Series A, 7.75%, 11/1/2039	4,917,000	4,097,139
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	3,960,000	3,960,752
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,570,087

		14,082,128
South Dakota 0.6%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,027,180
Series B, 5.5%, 7/1/2035	5,000,000	5,131,200
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,025,710

		9,184,090
Tennessee 3.2%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,577,675
5.0%, 12/15/2018	2,160,000	2,169,072
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, Prerefunded, 8.0%, 7/1/2033	3,000,000	3,242,370
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,100,530
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	18,056,168
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	3,814,224
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	5,000,000	5,384,250
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027	6,435,000	6,177,343
Series A, 5.25%, 9/1/2018	8,000,000	8,079,920

		52,601,552
Texas 13.1%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,041,290
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,005,500
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (c)	4,910,000	2,756,278
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,084,840
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	3,819,920
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	8,786,250
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	2,175,110
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,487,220
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	1,550,400
Zero Coupon, 1/1/2032	3,500,000	936,495
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	5,455,000	5,243,128
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	9,928,401
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, 7.25%, 8/15/2031	1,275,000	1,326,803
Series A, 7.5%, 8/15/2041	1,785,000	1,857,382
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	16,055,000	16,116,330
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	10,136,610
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,224,970
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Allied Waste NA, Inc. Project, Series A, AMT, 5.2%, 4/1/2018, GTY: Allied Waste Industries	1,500,000	1,518,210
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,029,940
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	17,502,975
First Tier, 6.0%, 1/1/2043	5,000,000	5,256,550
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	10,190,416
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	6,889,040
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	1,005,610
Series A, 8.25%, 11/15/2044	6,000,000	6,046,680
Texas, Dallas-Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,771,879
Series A, 5.25%, 11/1/2038	15,000,000	15,627,000
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	5,000,000	5,063,250
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,021,082
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	13,480,000	14,356,470
Series D, 6.25%, 12/15/2026	16,875,000	17,231,906
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	10,331,900
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,022,060
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,009,920
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,570,346
7.125%, 11/1/2040	3,580,000	3,643,294

		211,565,455
Utah 0.2%
Utah, State Housing Finance Agency, Single Family Mortgage, Series B, AMT, 0.17% ***, 7/1/2032, LIQ: Barclays Bank	2,645,000	2,645,000
Vermont 0.0%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020 (d)	635,000	635,305
Virginia 1.1%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.24% ***, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Marquis Community Development Authority Revenue, 5.625%, 9/1/2018	7,500,000	5,646,375
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,072,600
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	1,653,548
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation, 6.45%, 9/1/2037	5,459,000	5,411,452

		17,783,975
Washington 1.9%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	2,778,478
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016 (a)	2,500,000	3,167,775
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	2,970,000	2,900,532
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	6,499,381
Series A, 6.125%, 8/15/2037	16,000,000	15,927,360

		31,273,526
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,130,543
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	6,858,320
6.5%, 10/1/2038	3,000,000	2,829,090

		12,817,953
Wisconsin 1.2%
Milwaukee, WI, General Obligation, Series V8, 0.15% ***, 2/1/2025, SPA: State Street Bank & Trust Co.	2,700,000	2,700,000
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,160,500
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,245,435
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,475,450
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,029,350

		19,610,735
Multi-State 0.2%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	4,393,438	4,023,291

Total Municipal Bonds and Notes (Cost $1,498,773,050)		1,511,853,023
Municipal Inverse Floating Rate Notes (e) 16.7%
California 0.3%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (f)	2,126,587	2,279,011
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (f)	1,935,078	2,073,776
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.203%, 5/1/2027, Leverage Factor at purchase date: 2 to 1

		4,352,787
Hawaii 0.7%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (f)	10,000,000	10,993,700
Trust: Hawaii, State General Obligation, Series 2867, 144A, 17.78%, 5/1/2027, Leverage Factor at purchase date: 4 to 1
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (f)	3,026,513	3,183,841
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (f)	3,304,152	3,475,912
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (f)	3,666,834	3,857,446
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.288%, 5/1/2033, Leverage Factor at purchase date: 2 to 1

		10,517,199
Nevada 2.6%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (f)	7,851,481	8,419,134
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (f)	8,203,602	8,796,714
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (f)	5,298,193	5,681,247
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.201%, 6/15/2021, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (f)	9,150,000	9,453,495
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (f)	9,605,000	9,923,587
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.288%, 2/1/2035, Leverage Factor at purchase date: 2 to 1

		42,274,177
New York 2.4%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (f)	5,095,207	5,730,103
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 17.854%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (f)	10,000,000	10,633,800
Trust: New York, Puttable Floating Option Tax Exempt Receipts, 144A, 9.32%, 2/15/2035, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (f)	4,000,000	4,415,646
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (f)	3,000,000	3,311,735
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (f)	3,000,000	3,311,734
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.231%, 6/15/2025, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (f)	10,000,000	10,967,400
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.24%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		38,370,418
Ohio 0.8%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (f)	4,522,767	4,731,936
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (f)	7,712,913	8,069,622
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.379%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		12,801,558
Pennsylvania 2.6%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (f)	21,790,000	24,532,222
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 43.77%, 8/1/2023, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (f)	15,475,000	17,194,224
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.736%, 8/1/2024, Leverage Factor at purchase date: 3 to 1

		41,726,446
Tennessee 1.0%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (f)	14,996,415	16,774,215
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.866%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Texas 3.5%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (f)	3,710,000	4,116,670
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (f)	4,315,000	4,787,986
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 17.748%, 2/15/2024, Leverage Factor at purchase date: 4 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (f)	5,500,000	5,913,105
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.42%, 10/1/2034, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (f)	15,000,000	16,794,600
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.52%, 2/1/2024, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (f)	10,000,000	11,232,300
Trust: Texas, North East Independent School District, Series 2355, 144A, 22.16%, 8/1/2024, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (f)	12,500,000	13,828,875
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.04%, 4/1/2026, Leverage Factor at purchase date: 5 to 1

		56,673,536
Washington 2.2%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (f)	10,000,000	10,895,600
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 22.16%, 7/1/2024, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (f)	10,000,000	10,950,500
Trust: Washington, State General Obligation, Series 2154, 144A, 22.16%, 7/1/2025, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023, INS: AGMC (f)	10,000,000	11,207,700
Trust: Washington, State General Obligation, Series 2302, 144A, 22.16%, 7/1/2023, Leverage Factor at purchase date: 5 to 1
Washington, State Public Power Supply System, Nuclear Project No. 2, 9.937%, 7/1/2012	3,000,000	3,260,400

		36,314,200

Total Municipal Inverse Floating Rate Notes (Cost $256,232,315)		270,798,236

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,755,005,365) †	110.1	1,782,651,259
Other Assets and Liabilities, Net	(10.1)	(164,247,753)

Net Assets	100.0	1,618,403,506

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (c)	3.375%	4/1/2027	4,910,000	4,910,000	2,756,278
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	6.5%	9/1/2035	8,805,000	8,326,804	6,256,921
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	335,146
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A *	6.5%	9/1/2031	7,295,000	7,628,882	2,415,083
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2010	2,000,000	1,385,088	628,000
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2011	2,000,000	1,305,909	628,000
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2012	2,000,000	1,228,854	595,000
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2013	2,000,000	1,154,117	572,820
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2014	2,000,000	1,081,820	539,540
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	5.7%	9/1/2012	1,000,000	998,477	330,000
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier *	7.375%	1/1/2030	6,000,000	5,798,546	9,000
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A *	7.25%	7/1/2033	3,000,000	2,910,069	1,044,750
				37,688,566	16,110,538

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.
**
Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2011.

***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of August 31, 2011.

†
The cost for federal income tax purposes was $1,752,043,185.  At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $30,608,074.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $82,647,326 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $52,039,252.

(a)	At August 31, 2011, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b)	When-issued security.
(c)	Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020	12/12/1989	667,124	635,305	0.04

(e) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(f) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

At August 31, 2011, swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

3/2/2012 3/2/2029	20,300,0001	Fixed — 4.567%	Floating — LIBOR	(4,070,720)	—	(4,070,720)
3/12/2012 3/10/2031	20,500,0001	Fixed — 4.559%	Floating — LIBOR	(4,218,814)	—	(4,218,814)
4/27/2012 4/27/2031	15,700,0002	Fixed — 4.352%	Floating — LIBOR	(2,682,669)	—	(2,682,669)
4/30/2012 4/28/2031	15,700,0001	Fixed — 4.31%	Floating — LIBOR	(2,581,028)	—	(2,581,028)
5/12/2012 5/12/2031	13,250,0003	Fixed — 4.193%	Floating — LIBOR	(1,932,947)	—	(1,932,947)
8/2/2012 8/2/2031	9,700,0002	Fixed — 4.03%	Floating — LIBOR	(1,110,973)	—	(1,110,973)
10/28/2011 10/31/2031	5,000,0001	Fixed — 3.788%	Floating — LIBOR	(523,805)	—	(523,805)
4/30/2012 4/29/2032	5,100,0001	Fixed — 4.336%	Floating — LIBOR	(870,879)	—	(870,879)
4/30/2012 4/28/2033	21,400,0001	Fixed — 4.381%	Floating — LIBOR	(3,849,878)	—	(3,849,878)
Total unrealized depreciation					(21,841,713)

Counterparties:

1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
3	Merrill Lynch & Co., Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(g)	$—	$1,782,651,259	$—	$1,782,651,259
Total	$—	$1,782,651,259	$—	$1,782,651,259
Liabilities
Derivatives(h)	$—	$(21,841,713)	$—	$(21,841,713)
Total	$—	$(21,841,713)	$—	$(21,841,713)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(21,841,713)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011